Jul. 31, 2026
Capital Group New Geography Equity ETF
Investment objective
The fund’s investment objective is long-term capital appreciation.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)
None

Annual fund operating expenses* (expenses that you pay each year as a percentage of the net asset value of your investment)

Annual fund operating expenses* (expenses that you pay each year as a percentage of the net asset value of your investment)
Management fees	0.64%
Other expenses	0.00
Total annual fund operating expenses	0.64

* The fund’s Investment Advisory and Service Agreement provides that the investment adviser will pay all operating expenses of the fund, except for the management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under the fund’s 12b-1 plan (if any) and other non-routine or extraordinary expenses. Additionally, the fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if any.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. No fees are charged by the fund upon the sale of fund shares, so you would incur these hypothetical costs whether or not you were to sell your shares at the end of the given period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$65	$205	$357	$798

1 year	3 years	5 years	10 years
$65	$205	$357	$798

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 63% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund will invest at least 80% of its assets in equity securities. For purposes of this policy, equity securities are securities that exhibit ownership characteristics, including common and preferred stock, securities convertible into common and preferred stock and depositary receipts representing ownership in common and preferred stock. The fund invests primarily in common stocks of companies with significant exposure to developing countries. The securities markets of these countries may be referred to as emerging markets or frontier markets. For purposes of this investment strategy, the fund may invest in equity securities of any company, regardless of where it is domiciled (including developed countries), if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries.

In determining whether a country is a developed country or a developing country for purposes of the fund’s investment strategy, the fund’s investment adviser considers such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains, and may also consider whether the country is designated as a developed market by MSCI Inc. When assessed along these criteria, a developed country will generally resemble the United States and European Union countries more closely relative to developing countries.

In addition, under normal market conditions, the fund invests at least 30% of its assets in equity securities of issuers domiciled in qualified developing countries. For purposes of this investment strategy, a qualified developing country will generally resemble the United States and European Union countries more closely relative to nonqualified developing countries. The fund’s investment adviser maintains a list of qualified developing countries and securities in which the fund may invest. As of December 1, 2025, the qualified developing countries for purposes of the fund’s investment strategy include Argentina, Bahrain, Bangladesh, Barbados, Belarus, Belize, Bolivia, Botswana, Brazil, Bulgaria, Chile, China, Colombia, Costa Rica, Croatia, Czech Republic, Dominican Republic, Ecuador, Egypt, El Salvador, Estonia, Gabon, Ghana, Greece, Hungary, India, Indonesia, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Latvia, Lebanon, Lithuania, Malaysia, Maldives, Mauritius, Mexico, Montenegro, Morocco, Namibia, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Qatar, Romania, Saudi Arabia, Serbia, Slovakia, South Africa, Sri Lanka, Thailand, Trinidad and Tobago, Tunisia, Turkey, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia. It is possible that the fund may not have investments in one or more of these countries at any given time.

The fund may invest in securities outside the United States in the form of depositary receipts or other instruments by which the fund may obtain exposure to equity investments in local markets.

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

The investment adviser uses a system of multiple portfolio managers in managing assets. Under this approach, a portfolio is divided into segments managed by individual managers. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Investment results

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/etf.

Calender year total returns

Highest/Lowest quarterly results during this period were:

Highest 14.60% (quarter ended June 30, 2025)

Lowest 1.21% (quarter ended March 31, 2025)

The fund's total return for the six months ended June 30, 2026, was 16.34%.

Average annual total returns For the periods ended December 31, 2025:

Average annual total returns For the periods ended December 31, 2025:	1 year	Lifetime
Fund (inception date – 6/25/2024)	29.91%	18.15%
− After taxes on distributions	29.73	17.99
− After taxes on distributions and sale of fund shares	17.88	13.97

Indexes	1 year	Lifetime (since fund’s inception)
MSCI Emerging Markets Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	33.57%	21.18%
MSCI All Country World Index (ACWI) (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	22.34	18.20%

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.